PowerShares DWA SmallCap Technical Leaders™ Portfolio
PowerShares DWA SmallCap Technical Leaders™ Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 25, 2013 TO THE PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares KBW Bank Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares KBW Capital Markets Portfolio

PowerShares KBW Insurance Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW International Financial Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® High Dividend Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P International Developed High Beta Portfolio

PowerShares S&P Emerging Markets High Beta Portfolio

PowerShares DWA SmallCap Technical LeadersTM Portfolio

Important Notice Regarding Change in the Name for the PowerShares DWA SmallCap Technical LeadersTM Portfolio (the "Fund")

Effective October 4, 2013, the name of the Fund will change to the PowerShares DWA SmallCap Momentum Portfolio. Therefore, on that date, all references to the name of the Fund hereby are replaced with PowerShares DWA SmallCap Momentum Portfolio.

There will be no change to the investment objective, underlying index or methodology of the underlying index for the Fund.

Please Retain This Supplement For Future Reference.